Basis of Presentation and General information (Policies)	3 Months Ended
Dec. 31, 2018
Basis of Presentation and General information [Abstract]
Change of Fiscal Year
Change of Fiscal Year

The Company changed its fiscal year end to December 31 from September 30. This transition report is for the three month period of October 1, 2018 through December 31, 2018, which is referred to as the transition period.